Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fixed income securities, cost (in Dollars)	$ 0	$ 1,501,697
Options written on futures contracts, premiums received (in Dollars)	$ 16,012	$ 0
Capital Unit, Class A [Member] | Beneficial Owner [Member] | Trading [Member] | Limited Partner [Member]
Units outstanding	135,669	190,458
Capital Unit, Class A [Member] | Managing Owner [Member] | Trading [Member] | General Partner [Member]
Units outstanding	535	535
Capital Unit, Class B [Member] | Beneficial Owner [Member] | Trading [Member] | Limited Partner [Member]
Units outstanding	1,021	4,564
Participating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Units outstanding	115,497	171,234
Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Units outstanding	2,157,791	2,102,054